Fees Summary	Aug. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 46,996,560.00
Previously Paid Amount	3,045.58
Total Fee Amount	6,670.23
Total Offset Amount	0.00
Net Fee	$ 3,624.65
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A